SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net income per ordinary share (Details) - USD ($)	2 Months Ended		3 Months Ended		11 Months Ended
	Mar. 31, 2021		Mar. 31, 2022		Dec. 31, 2021
Denominator:
Weighted average shares outstanding, basic			23,000,000
Weighted average shares outstanding, diluted			23,000,000
Class A ordinary shares
Numerator:
Net loss			$ (3,668,992)		$ (335,384)
Denominator:
Weighted average shares outstanding, basic			23,000,000		9,857,143
Weighted average shares outstanding, diluted	5,000,000		23,000,000		9,857,143
Basic net loss per ordinary share	$ 0		$ (0.16)		$ (0.03)
Diluted net loss per ordinary share	$ 0.00		$ (0.16)		$ (0.03)
Class B ordinary shares
Numerator:
Net loss	$ (7,786)		$ (917,248)		$ (181,058)
Denominator:
Weighted average shares outstanding, basic	5,000,000		5,750,000		5,321,429
Weighted average shares outstanding, diluted	5,000,000		5,750,000		5,321,429
Basic net loss per ordinary share	$ 0.00	[1]	$ (0.16)	[1]	$ (0.03)
Diluted net loss per ordinary share	$ 0.00	[1]	$ (0.16)	[1]	$ (0.03)

[1]	For the period from February 5, 2021 (inception) through March 31, 2021, 750,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter are excluded from the basic and diluted weighted average shares outstanding, Class B ordinary shares (see Note 5). The underwriters exercised their over-allotment option in full on August 12, 2021; thus, no ordinary shares remain subject to forfeiture (see Note 6).